Other expenses	12 Months Ended
Dec. 31, 2025
Other expenses
Other expenses
The following table details other expenses:

	December 31,
	2025	2024	2023
Administrative	7,545	7,113	6,165
Professional services	8,589	6,737	5,522
Maintenance and repairs	7,190	5,481	4,731
Share-based payments to directors	1,807	1,363	931
Regulatory fees	1,695	1,558	1,321
Operating lease of spaces and equipment	1,110	883	691
Advertising and marketing	1,304	987	1,012
Other	1,077	856	1,799
Total	30,317	24,978	22,172